Bank Loan (Details) ¥ in Thousands, $ in Thousands	Feb. 27, 2023 CNY (¥)	Aug. 12, 2022 CNY (¥)	Feb. 27, 2023 USD ($)
Bank Loan [Abstract]
Loan obtain from bank	¥ 5,000	¥ 5,000	$ 704
Term loan	1 year	1 year
Fixed rate	4.30%	4.50%	4.30%